Plant Wansley (Details) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation [Line Items]
Cost to close plant	$ 1,343,743,000			$ 1,287,143,000	$ 1,135,983,000
Plant Wansley
Asset Retirement Obligation [Line Items]
Ownership interest (as a percent)			30.00%
Cost to close plant		$ 40,656,000